Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 166	$ 3,378
Other receivables		565	989
Restricted deposits		47	35
Total current assets		778	4,402
Non-current assets:
Property and equipment, net		58	66
Right of use assets		170	84
Restricted deposit		22	23
Total non-current assets		250	173
Total assets		1,028	4,575
Current liabilities:
Trade payables		799	1,160
Other current liabilities	[1]	1,717	832
Total current liabilities		2,516	1,992
Non-current liabilities:
Lease liability less current maturity		72
Total non-current liabilities		72
Total liabilities		2,588	1,992
Shareholders’ equity (deficit):
Ordinary shares, no par value Authorized: 90,000,000 shares at December 31, 2025 and December 31, 2024; Issued and outstanding: 32,557,174 and 23,228,941 shares at December 31, 2025 and December 31, 2024, respectively
Share Premium and Capital Reserve		46,225	39,243
Accumulated deficit		(47,785)	(36,660)
Total shareholders’ equity (deficit)		(1,560)	2,583
Total liabilities and shareholders’ equity		$ 1,028	$ 4,575

[1]	Including balance with related parties at the amount of $602 thousand and $144 thousand as of December 31, 2025 and 2024, respectively.